SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
SHAREHOLDERS' EQUITY
Schedule of stock option activity

			Weighted
			average
		Weighted	remaining
		average	contractual	Aggregate
	Number	exercise	terms	intrinsic
	of options	price	(in years)	value
Outstanding at beginning of year	11,826,547	$19.58	4.68	$318,680
Granted	23,009	$8.84
Exercised	(2,261,516)	$8.39
Forfeited	(745,319)	$27.17
Outstanding at end of year	8,842,721	$21.78	3.81	$186,567
Exercisable at end of year	2,803,019	$10.41	3.54	$91,018

Schedule of weighted average assumptions

	Year ended December 31,
	2024	2023	2022
Risk-free interest rate	4.06%-4.60%	3.60%-3.89%	1.35%-4.13%
Expected term (in years)	3.23-3.96	3.31-4.00	3.31-3.61
Expected volatility	40.0%-42.5%	40.0%	40.0%
Expected dividend yield	0%	0%	0%

Schedule of Unvested RSUs

	Number of	Number of
	RSUs	PSUs (*)	Total
Outstanding as of January 1, 2024	835,180	364,758	1,199,938
Granted	480,555	325,702	806,257
Vested	(306,519)	—	(306,519)
Forfeited	(284,964)	(144,214)	(429,178)
Outstanding as of December 31, 2024	724,252	546,246	1,270,498

(*)restricted share units which are subject to certain performance conditions.